Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Detailed Information about Revenue

	2024	2023	2022

Revenue from contracts with customers	19,124	16,995	18,437
National Government incentives (1)	169	316	320

	19,293	17,311	18,757

(1)	See Note 37.

Summary of Breakdown of Revenues by Type of Good or Service

	2024
	Upstream	Downstream	Gas and Power	Central Administration and Others	Total
Diesel	-	6,588	-	-	6,588
Gasolines	-	4,048	-	-	4,048
Natural gas (1)	-	18	2,230	-	2,248
Crude oil	-	1,023	-	-	1,023
Jet fuel	-	910	-	-	910
Lubricants and by-products	-	528	-	-	528
LPG	-	472	-	-	472
Fuel oil	-	112	-	-	112
Petrochemicals	-	471	-	-	471
Fertilizers and crop protection products	-	389	-	-	389
Flours, oils and grains	-	467	-	-	467
Asphalts	-	85	-	-	85
Goods for resale at gas stations	-	121	-	-	121
Income from services	-	-	-	184	184
Income from construction contracts	-	-	-	433	433
Virgin naphtha	-	160	-	-	160
Petroleum coke	-	192	-	-	192
LNG regasification	-	-	51	-	51
Other goods and services	50	220	177	195	642

	50	15,804	2,458	812	19,124

	2023
	Upstream	Downstream	Gas and Power	Central Administration and Others	Total
Diesel	-	6,620	-	-	6,620
Gasolines	-	3,493	-	-	3,493
Natural gas (1)	-	7	1,666	-	1,673
Crude oil	-	427	-	-	427
Jet fuel	-	1,047	-	-	1,047
Lubricants and by-products	-	614	-	-	614
LPG	-	379	-	-	379
Fuel oil	-	95	-	-	95
Petrochemicals	-	438	-	-	438
Fertilizers and crop protection products	-	594	-	-	594
Flours, oils and grains	-	224	-	-	224
Asphalts	-	172	-	-	172
Goods for resale at gas stations	-	76	-	-	76
Income from services	-	-	-	102	102
Income from construction contracts	-	-	-	99	99
Virgin naphtha	-	181	-	-	181
Petroleum coke	-	249	-	-	249
LNG regasification	-	-	50	-	50
Other goods and services	32	158	99	173	462

	32	14,774	1,815	374	16,995

	2022
	Upstream	Downstream	Gas and Power	Central Administration and Others	Total
Diesel	-	6,837	-	-	6,837
Gasolines	-	3,460	-	-	3,460
Natural gas (1)	-	16	1,881	-	1,897
Crude oil	-	76	-	-	76
Jet fuel	-	1,031	-	-	1,031
Lubricants and by-products	-	608	-	-	608
LPG	-	472	-	-	472
Fuel oil	-	198	-	-	198
Petrochemicals	-	495	-	-	495
Fertilizers and crop protection products	-	835	-	-	835
Flours, oils and grains	-	773	-	-	773
Asphalts	-	172	-	-	172
Goods for resale at gas stations	-	102	-	-	102
Income from services	-	-	-	120	120
Income from construction contracts	-	-	-	135	135
Virgin naphtha	-	203	-	-	203
Petroleum coke	-	405	-	-	405
LNG regasification	-	-	43	-	43
Other goods and services	51	215	180	129	575

	51	15,898	2,104	384	18,437

(1)	Includes 1,550, 1,398 and 1,473 corresponding to sales of natural gas produced by the Company for the years ended December 31, 2024, 2023 and 2022, respectively.

Summary of Breakdown of Revenues by Sales Channels

	2024
	Upstream	Downstream	Gas and Power	Central Administration and Others	Total
Gas stations	-	7,038	-	-	7,038
Power plants	-	48	450	-	498
Distribution companies	-	-	310	-	310
Retail distribution of natural gas	-	-	488	-	488
Industries, transport and aviation	-	3,922	1,109	-	5,031
Agriculture	-	1,823	-	-	1,823
Petrochemical industry	-	658	-	-	658
Trading	-	1,699	-	-	1,699
Oil companies	-	179	-	-	179
Commercialization of LPG	-	181	-	-	181
Other sales channels	50	256	101	812	1,219

	50	15,804	2,458	812	19,124

	2023
	Upstream	Downstream	Gas and Power	Central Administration and Others	Total
Gas stations	-	6,541	-	-	6,541
Power plants	-	46	412	-	458
Distribution companies	-	-	171	-	171
Retail distribution of natural gas	-	-	170	-	170
Industries, transport and aviation	-	4,202	961	-	5,163
Agriculture	-	1,804	-	-	1,804
Petrochemical industry	-	614	-	-	614
Trading	-	1,043	-	-	1,043
Oil companies	-	141	-	-	141
Commercialization of LPG	-	143	-	-	143
Other sales channels	32	240	101	374	747

	32	14,774	1,815	374	16,995

	2022
	Upstream	Downstream	Gas and Power	Central Administration and Others	Total
Gas stations	-	6,673	-	-	6,673
Power plants	-	13	461	-	474
Distribution companies	-	-	179	-	179
Retail distribution of natural gas	-	-	308	-	308
Industries, transport and aviation	-	3,890	1,043	-	4,933
Agriculture	-	2,697	-	-	2,697
Petrochemical industry	-	722	-	-	722
Trading	-	901	-	-	901
Oil companies	-	688	-	-	688
Commercialization of LPG	-	177	-	-	177
Other sales channels	51	137	113	384	685

	51	15,898	2,104	384	18,437

Summary of Revenue by Geographic Area
Likewise, in accordance with IFRS 8, the distribution of revenues by geographic area, according to the markets for which they are intended, are as follows:

	2024	2023	2022
Argentina	16,371	15,399	16,420
Mercosur and associated countries	1,855	1,309	1,107
Europe	276	171	414
Rest of the world	791	432	816

	19,293	17,311	18,757

Summary of Credits, Contract Assets and Contract Liabilities
The following table reflects information regarding credits, contract assets and contract liabilities:

	2024		2023		2022
	Non- current	Current	Non- current	Current	Non- current	Current
Credits for contracts included in “Trade receivables” line item	8	1,646	41	993	51	1,490
Contract assets	-	30	-	10	-	1
Contract liabilities	114	73	34	69	-	77